SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Prospectus for each of the listed funds:

Scudder 21st Century Growth Fund             Scudder Micro Cap Fund
Scudder Aggressive Growth Fund               Scudder Mid Cap Fund
Scudder Development Fund                     Scudder Small Cap Fund
Scudder Dynamic Growth Fund



The people listed below handle the day-to-day management of each fund effective May 3, 2004. Ms. Jones is retiring on June 30, 2004. Effective July 1, 2004, Mr. Dedio and Mr. Janis will become Co-Lead Portfolio Managers of each fund.

  Audrey M.T. Jones, CFA                       Robert S. Janis
  Managing Director of Deutsche Asset          Managing Director of Deutsche
  Management and Lead Portfolio Manager        Asset Management and Portfolio
  of the funds through June 30, 2004.          Manager of the funds.
   o Joined Deutsche Asset Management in         o Joined Deutsche Asset
     1986.                                         Management and the funds in
   o Portfolio manager with a primary focus        2004.
     on the credit sensitive,                    o Previously served as
     communications services, energy,              portfolio manager for ten
     process industries and transportation         years at Credit Suisse Asset
     sectors.                                      Management (or at its
   o Over 30 years of investment industry          predecessor Warburg Pincus
     experience.                                   Asset Management).
   o BBA, Pace University Lubin School of        o Portfolio manager for US
     Business.                                     small- and mid-cap equity and
   o Joined Scudder 21st Century Growth            senior small cap analyst for
     Fund, Scudder Aggressive Growth Fund,         consumer discretionary,
     Scudder Development Fund and Scudder          staples and capital goods
     Dynamic Growth Fund in 2002 and               sectors.
     Scudder Micro Cap Fund, Scudder Mid         o Over 20 years of investment
     Cap Fund and Scudder Small Cap Fund at        industry experience.
     each fund's inception.                      o MBA, University of
                                                   Pennsylvania, Wharton School.
  Samuel A. Dedio
  Managing Director of Deutsche Asset
  Management and Portfolio Manager of the
  funds.
   o Joined Deutsche Asset Management in
     1999 after eight years of experience,
     formerly serving as analyst at Ernst &
     Young, LLP, Evergreen Asset
     Management and Standard & Poor's Corp.
   o Portfolio manager for US small- and
     mid-cap equity and senior small cap
     analyst for health care and technology.
   o MS, American University, Kogod School
     of Business.
   o Joined the funds in 2002.

May 3, 2004
SMF-3624
PS50/67-2A-054